Foreign Operations - Schedule of Financial Data by Geographic Area (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Financial Data by Geographic Area [Line Items]
Revenue by geographic area	$ 49,523				$ 49,523
Net loss by geographic area	30,221,108	$ (7,412,175)	$ (7,130,860)	$ (5,377,191)	22,808,933	$ (12,508,051)
Total identifiable assets by geographic area	16,204,682				16,204,682		$ 1,751,352
Long lived assets by geographic area	844,357				844,357		1,138,420
Canada [Member]
Schedule of Financial Data by Geographic Area [Line Items]
Revenue by geographic area
Operating loss by geographic area							(1,263,106)
Net loss by geographic area							(1,272,420)
Total identifiable assets by geographic area							1,473,723
Long lived assets by geographic area	514,608				514,608		676,886
United Kingdom [Member]
Schedule of Financial Data by Geographic Area [Line Items]
Revenue by geographic area							336,562
Operating loss by geographic area							(75,937)
Net loss by geographic area							(75,937)
Total identifiable assets by geographic area							220,863
Long lived assets by geographic area	$ 81,893				$ 81,893		2,643
Grafiti Holding Inc [Member]
Schedule of Financial Data by Geographic Area [Line Items]
Revenue by geographic area		101,969		97,908			336,562	$ 391,848	$ 456,076
Operating loss by geographic area		(1,420,446)		(3,692)			(1,339,043)	(73,828)	(63,867)
Net loss by geographic area		(1,564,540)		$ (3,692)			(1,348,357)	(73,828)	(63,867)
Total identifiable assets by geographic area		$ 1,242,930					1,694,586	$ 361,538	$ 246,085
Long lived assets by geographic area							$ 2,643